Lease liability and Right-of-use assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 62	$ 57	$ 59
Expense relating to short-term leases for which recognition exemption has been used	5	3	6
Expense relating to leases of low-value assets for which recognition exemption has been used	6	6	7
Cash outflow	321	319	339
Cash outflows for short term and low value leases	11	9	13
Cash outflows for payments of leases interest	52	48	48
Repayment of lease liability	$ 258	$ 262	$ 278
Weighted average interest rate lease liabilities	3.50%	3.30%	3.20%
Not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 54
Later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 1,400